8. Stock Purchase Options (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options granted, value	$ 960,517
Share based compensation	$ 330,486